UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place,

Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place,

Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 90.8%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.8%
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, Maturing July 18, 2018(2)		5,347	$5,290,949
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,195	5,755,628
Silver II US Holdings, LLC
Term Loan, 4.15%, Maturing December 13, 2019		55,462	55,300,175
TransDigm, Inc.
Term Loan, 4.12%, Maturing February 28, 2020		28,609	28,702,259
Term Loan, 4.14%, Maturing June 4, 2021		33,940	34,039,254
Term Loan, 3.99%, Maturing June 9, 2023		28,913	28,903,746
Wesco Aircraft Hardware Corp.
Term Loan, 4.00%, Maturing October 4, 2021		12,675	12,680,286

			$170,672,297

Automotive — 2.4%
American Axle and Manufacturing, Inc.
Term Loan, 3.24%, Maturing April 6, 2024		39,025	$38,912,803
CS Intermediate Holdco 2, LLC
Term Loan, 3.90%, Maturing October 26, 2023		6,381	6,402,455
Dayco Products, LLC
Term Loan, 5.30%, Maturing December 12, 2019		19,621	19,694,279
FCA US, LLC
Term Loan, 2.99%, Maturing December 31, 2018		10,000	10,065,630
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		57,528	57,534,255
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 2.99%, Maturing April 30, 2019		16,217	16,412,950
Horizon Global Corporation
Term Loan, 5.50%, Maturing June 29, 2021		6,050	6,087,381
Lumileds Holding B.V.
Term Loan, Maturing February 27, 2024(4)		12,300	12,453,750
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		10,598	10,624,934
TI Group Automotive Systems, LLC
Term Loan, 3.74%, Maturing June 30, 2022		21,856	22,019,697
Term Loan, 3.75%, Maturing June 30, 2022	EUR	7,905	8,685,848
Tower Automotive Holdings USA, LLC
Term Loan, 3.75%, Maturing March 7, 2024		17,864	17,849,437

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Visteon Corporation
Term Loan, 3.33%, Maturing March 24, 2024		2,500	$2,517,187

			$229,260,606

Beverage and Tobacco — 0.3%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.25%, Maturing March 20, 2024		5,650	$5,734,750
Flavors Holdings, Inc.
Term Loan, 6.90%, Maturing April 3, 2020		10,981	9,553,687
Term Loan - Second Lien, 11.15%, Maturing October 3, 2021(3)		3,000	1,875,000
Jacobs Douwe Egberts International B.V.
Term Loan, Maturing July 2, 2022(4)	EUR	4,500	4,901,849
Term Loan, Maturing July 2, 2022(4)		8,451	8,450,709

			$30,515,995

Brokerage / Securities Dealers / Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		11,051	$11,161,026
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		33,878	32,353,629
Salient Partners L.P.
Term Loan, 9.66%, Maturing May 19, 2021		9,204	8,835,480
Virtus Investment Partners, Inc.
Term Loan, Maturing February 28, 2024(4)		5,525	5,604,422

			$57,954,557

Building and Development — 2.2%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.74%, Maturing October 31, 2023		32,125	$32,369,278
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019		12,814	12,941,635
Capital Automotive L.P.
Term Loan, 4.00%, Maturing March 24, 2024		5,000	5,047,915
CPG International, Inc.
Term Loan, 4.90%, Maturing September 30, 2020		15,631	15,763,083
DTZ U.S. Borrower, LLC
Term Loan, 4.34%, Maturing November 4, 2021		30,663	30,867,987
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022		4,915	4,931,962

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023		7,519	$7,627,492
PCF GmbH
Term Loan, Maturing March 30, 2024(4)	EUR	8,625	9,394,036
Ply Gem Industries, Inc.
Term Loan, 4.15%, Maturing February 1, 2021		8,358	8,409,327
Quikrete Holdings, Inc.
Term Loan, 4.24%, Maturing November 15, 2023		36,184	36,493,399
RE/MAX International, Inc.
Term Loan, 3.90%, Maturing December 15, 2023		21,752	21,846,888
Realogy Corporation
Term Loan, 2.98%, Maturing July 20, 2021		4,968	4,962,144
Term Loan, 3.24%, Maturing July 20, 2022		10,986	11,079,796
Summit Materials Companies I, LLC
Term Loan, 3.74%, Maturing July 17, 2022		7,639	7,724,876
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023		7,990	8,081,410

			$217,541,228

Business Equipment and Services — 7.9%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		12,609	$11,766,152
AlixPartners, LLP
Term Loan, 4.15%, Maturing July 28, 2022		22,750	22,913,527
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		8,323	7,417,645
Camelot UK Holdco Limited
Term Loan, 4.50%, Maturing October 3, 2023		20,049	20,162,027
Cast and Crew Payroll, LLC
Term Loan, 4.65%, Maturing August 12, 2022		5,920	5,942,539
CCC Information Services, Inc.
Term Loan, 4.04%, Maturing March 29, 2024		14,075	14,042,008
Change Healthcare Holdings, Inc.
Term Loan, 3.75%, Maturing March 1, 2024		77,275	77,585,491
Corporate Capital Trust, Inc.
Term Loan, 4.44%, Maturing May 20, 2019		17,630	17,839,103
CPM Holdings, Inc.
Term Loan, 5.25%, Maturing April 11, 2022		3,496	3,554,553
Crossmark Holdings, Inc.
Term Loan, 4.65%, Maturing December 20, 2019		35,856	27,070,995

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
DigitalGlobe, Inc.
Term Loan, 3.74%, Maturing January 15, 2024		8,229	$8,273,954
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(2)(3)		9,764	6,932,149
Term Loan, 5.66%, Maturing July 2, 2020(3)		5,464	3,879,335
Term Loan, 8.66%, Maturing July 2, 2020(3)		10,387	0
EIG Investors Corp.
Term Loan, 6.53%, Maturing November 9, 2019		58,654	59,078,959
Term Loan, 6.04%, Maturing February 9, 2023		1,990	2,006,377
Extreme Reach, Inc.
Term Loan, 7.28%, Maturing February 7, 2020		10,890	11,028,732
First Data Corporation
Term Loan, 2.99%, Maturing June 2, 2020		21,281	21,355,448
Term Loan, 3.99%, Maturing July 10, 2022		44,855	45,144,588
Garda World Security Corporation
Term Loan, 4.01%, Maturing November 6, 2020		1,887	1,895,561
Term Loan, 4.01%, Maturing November 6, 2020		12,274	12,329,266
Term Loan, 4.75%, Maturing November 6, 2020	CAD	12,190	8,919,279
Gartner, Inc.
Term Loan, 2.99%, Maturing March 20, 2022		3,000	3,013,125
Global Payments, Inc.
Term Loan, Maturing April 22, 2023(4)		6,425	6,465,156
IG Investment Holdings, LLC
Term Loan, 6.15%, Maturing October 29, 2021		27,713	27,955,856
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024		16,175	16,372,141
ION Trading Finance Limited
Term Loan, 4.00%, Maturing August 11, 2023	EUR	15,278	16,829,997
Term Loan, 4.15%, Maturing August 11, 2023		9,827	9,836,582
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		9,328	9,398,086
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		21,615	21,781,537
Kronos Incorporated
Term Loan, 5.03%, Maturing November 1, 2023		62,419	62,713,490
MCS AMS Sub-Holdings, LLC
Term Loan, 7.65%, Maturing October 15, 2019		12,573	12,446,930
Monitronics International, Inc.
Term Loan, 6.65%, Maturing September 30, 2022		22,981	23,362,002
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		10,944	10,981,658

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		17,477	$17,674,867
ServiceMaster Company
Term Loan, 3.48%, Maturing November 8, 2023		37,307	37,640,542
Spin Holdco, Inc.
Term Loan, 4.27%, Maturing November 14, 2019		38,137	38,220,561
Tempo Acquisition, LLC
Term Loan, Maturing March 15, 2024(4)		9,650	9,674,125
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		5,884	5,939,907
Trans Union, LLC
Term Loan, 3.49%, Maturing April 9, 2023		10,739	10,848,162
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.29%, Maturing September 2, 2021		22,461	22,657,896
Vestcom Parent Holdings, Inc.
Term Loan, 5.25%, Maturing December 19, 2023		11,546	11,647,091
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		1,563	1,571,270

			$766,168,669

Cable and Satellite Television — 3.6%
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		2,494	$2,506,659
Term Loan, 3.00%, Maturing January 3, 2021		2,494	2,506,574
Term Loan, 3.24%, Maturing January 15, 2024		31,824	32,023,162
CSC Holdings, LLC
Term Loan, 3.24%, Maturing July 15, 2025		32,398	32,421,213
Numericable Group SA
Term Loan, Maturing June 20, 2025(4)	EUR	10,003	10,900,907
Term Loan, 3.94%, Maturing June 21, 2025		20,700	20,650,403
Radiate Holdco, LLC
Term Loan, 3.99%, Maturing February 1, 2024		7,200	7,237,289
Telenet International Finance S.a.r.l.
Term Loan, 3.25%, Maturing January 31, 2025	EUR	2,500	2,723,930
Term Loan, 3.97%, Maturing January 31, 2025		19,150	19,263,713
Term Loan, Maturing March 31, 2025(4)		26,400	26,502,300
Term Loan, Maturing March 31, 2026(4)	EUR	2,500	2,734,314
UPC Financing Partnership
Term Loan, 3.74%, Maturing April 15, 2025		27,525	27,659,184
Virgin Media Bristol, LLC
Term Loan, 3.74%, Maturing January 31, 2025		79,000	79,385,125
Virgin Media Investment Holdings Limited
Term Loan, 3.76%, Maturing January 31, 2026	GBP	14,475	18,857,366

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Ziggo Secured Finance B.V.
Term Loan, 3.00%, Maturing April 15, 2025	EUR	22,850	$24,960,515
Ziggo Secured Finance Partnership
Term Loan, 3.49%, Maturing April 15, 2025		42,375	42,443,097

			$352,775,751

Chemicals and Plastics — 4.5%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.41%, Maturing September 13, 2023		1,275	$1,277,866
Allnex USA, Inc.
Term Loan, 4.41%, Maturing September 13, 2023		960	962,731
Alpha 3 B.V.
Term Loan, 4.15%, Maturing January 31, 2024		5,650	5,690,612
Aruba Investments, Inc.
Term Loan, 4.65%, Maturing February 2, 2022		3,874	3,889,579
Axalta Coating Systems Dutch Holding B.V.
Term Loan, 3.00%, Maturing February 1, 2023	EUR	12,943	14,249,590
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.65%, Maturing February 1, 2023		43,307	43,794,770
Chemours Company (The)
Revolving Loan, 0.61%, Maturing May 12, 2020(2)		3,750	3,789,000
Term Loan, 3.00%, Maturing May 12, 2022	EUR	7,250	7,949,254
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		5,306	5,350,651
Ferro Corporation
Term Loan, 2.75%, Maturing February 14, 2024	EUR	3,000	3,280,154
Term Loan, 3.54%, Maturing February 14, 2024		9,325	9,406,594
Flint Group GmbH
Term Loan, 4.15%, Maturing September 7, 2021		2,784	2,783,568
Flint Group US, LLC
Term Loan, 4.15%, Maturing September 7, 2021		16,838	16,838,307
Gemini HDPE, LLC
Term Loan, 4.17%, Maturing August 7, 2021		10,374	10,474,974
Huntsman International, LLC
Term Loan, 3.74%, Maturing October 1, 2021		8,159	8,248,186
Term Loan, 3.99%, Maturing April 1, 2023		18,507	18,738,337
Ineos Finance PLC
Term Loan, 3.25%, Maturing March 31, 2022	EUR	15,056	16,519,863
Term Loan, 3.25%, Maturing April 1, 2024	EUR	48,329	52,927,594
Ineos US Finance, LLC
Term Loan, 3.74%, Maturing March 31, 2022		8,918	8,990,779
Term Loan, 3.74%, Maturing April 1, 2024		15,287	15,398,953

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022		24,576	$24,901,864
Kronos Worldwide, Inc.
Term Loan, 4.15%, Maturing February 18, 2020		8,027	8,063,537
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		5,319	5,368,094
Term Loan, 4.00%, Maturing June 7, 2023		29,356	29,561,661
Term Loan, Maturing June 7, 2023(4)	EUR	3,250	3,556,346
Orion Engineered Carbons GmbH
Term Loan, 4.15%, Maturing July 25, 2021		7,317	7,352,218
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,825	5,203,312
OXEA Finance, LLC
Term Loan, 4.40%, Maturing January 15, 2020		4,452	4,325,908
PQ Corporation
Term Loan, 5.25%, Maturing November 4, 2022		12,580	12,732,944
Proampac PG Borrower, LLC
Term Loan, 5.04%, Maturing November 18, 2023		2,050	2,075,881
Solenis International L.P.
Term Loan, 4.30%, Maturing July 31, 2021		2,585	2,596,709
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		961	965,593
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,447	5,471,692
Tata Chemicals North America, Inc.
Term Loan, 3.94%, Maturing August 7, 2020		6,167	6,194,240
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		4,127	4,171,202
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.65%, Maturing March 19, 2020		32,035	32,243,104
Univar, Inc.
Term Loan, 3.74%, Maturing July 1, 2022		15,922	15,985,715
Versum Materials, Inc.
Term Loan, 3.65%, Maturing September 29, 2023		5,846	5,924,786
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		4,274	4,316,614

			$431,572,782

Clothing / Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.50%, Maturing August 21, 2022		12,942	$11,728,384

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Clothing / Textiles (continued)
Samsonite International S.A.
Term Loan, 3.24%, Maturing August 1, 2023		10,967	$11,063,409

			$22,791,793

Conglomerates — 0.0%(5)
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	276	$359,650

			$359,650

Containers and Glass Products — 1.9%
Anchor Glass Container Corporation
Term Loan, 4.25%, Maturing December 7, 2023		5,661	$5,711,052
Berry Plastics Group, Inc.
Term Loan, 3.51%, Maturing October 1, 2022		16,325	16,452,726
Term Loan, 3.52%, Maturing January 19, 2024		7,500	7,558,005
BWAY Holding Company
Term Loan, 4.23%, Maturing April 3, 2024		10,925	10,891,832
Flex Acquisition Company, Inc.
Term Loan, 4.40%, Maturing December 29, 2023		37,200	37,469,700
Horizon Holdings III SAS
Term Loan, 3.75%, Maturing December 22, 2022	EUR	18,775	20,600,203
Libbey Glass, Inc.
Term Loan, 3.99%, Maturing April 9, 2021		7,576	7,349,070
Reynolds Group Holdings, Inc.
Term Loan, 3.99%, Maturing February 5, 2023		53,781	54,108,960
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		23,998	24,164,734

			$184,306,282

Cosmetics / Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 5.65%, Maturing August 26, 2022		15,310	$15,498,615

			$15,498,615

Drugs — 3.5%
Alkermes, Inc.
Term Loan, 3.74%, Maturing September 25, 2021		19,323	$19,515,760
Amneal Pharmaceuticals, LLC
Term Loan, 4.65%, Maturing November 1, 2019		26,039	26,180,300
Arbor Pharmaceuticals, Inc.
Term Loan, 6.15%, Maturing July 5, 2023		30,724	31,338,620

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, Maturing April 5, 2024(4)	52,775	$53,113,077
Horizon Pharma, Inc.
Term Loan, 4.75%, Maturing March 15, 2024	16,052	16,172,045
Jaguar Holding Company II
Term Loan, 4.33%, Maturing August 18, 2022	68,984	69,449,562
Mallinckrodt International Finance S.A.
Term Loan, 3.90%, Maturing September 24, 2024	23,625	23,653,066
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.74%, Maturing April 1, 2022	95,441	96,047,735

		$335,470,165

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
Term Loan, 3.70%, Maturing November 10, 2023	41,539	$41,939,115
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	16,051	16,271,564
GFL Environmental, Inc.
Term Loan, 3.90%, Maturing September 29, 2023	14,406	14,475,401

		$72,686,080

Electronics / Electrical — 8.8%
Answers Finance, LLC
Term Loan, 8.00%, Maturing April 15, 2021	3,521	$3,512,169
Term Loan - Second Lien, 11.90%, Maturing September 15, 2021	4,692	4,680,190
Applied Systems, Inc.
Term Loan, 4.40%, Maturing January 25, 2021	8,592	8,660,722
Aptean, Inc.
Term Loan, 6.04%, Maturing December 20, 2022	11,425	11,615,420
Term Loan - Second Lien, 10.54%, Maturing December 14, 2023	2,635	2,641,588
Avast Software B.V.
Term Loan, 4.40%, Maturing September 30, 2023	24,160	24,416,384
Campaign Monitor Finance Pty. Limited
Term Loan, 6.40%, Maturing March 18, 2021	13,203	12,382,987
CommScope, Inc.
Term Loan, 3.49%, Maturing December 29, 2022	10,371	10,452,535

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
CPI International, Inc.
Term Loan, 4.25%, Maturing April 7, 2021		8,000	$8,045,000
Cypress Semiconductor Corporation
Term Loan, 4.74%, Maturing July 5, 2021		11,444	11,580,399
Electrical Components International, Inc.
Term Loan, 5.90%, Maturing May 28, 2021		11,143	11,233,394
Electro Rent Corporation
Term Loan, 6.00%, Maturing January 19, 2024		13,217	13,354,555
Energizer Holdings, Inc.
Term Loan, 3.00%, Maturing June 30, 2022		8,404	8,459,516
Entegris, Inc.
Term Loan, 3.24%, Maturing April 30, 2021		4,313	4,350,947
Excelitas Technologies Corp.
Term Loan, 6.15%, Maturing October 31, 2020		13,228	13,233,756
Eze Castle Software, Inc.
Term Loan, 4.15%, Maturing April 6, 2020		9,679	9,751,391
Go Daddy Operating Company, LLC
Term Loan, 3.75%, Maturing February 3, 2018	EUR	12,500	13,548,165
Term Loan, 3.49%, Maturing February 15, 2024		57,375	57,633,187
Hyland Software, Inc.
Term Loan, 4.24%, Maturing July 1, 2022		20,175	20,308,830
Infoblox, Inc.
Term Loan, 5.99%, Maturing November 1, 2023		18,107	18,333,614
Infor (US), Inc.
Term Loan, 3.75%, Maturing February 1, 2022	EUR	13,382	14,691,957
Term Loan, 3.90%, Maturing February 1, 2022		83,919	83,926,084
Informatica Corporation
Term Loan, 4.65%, Maturing August 5, 2022		46,981	46,888,366
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		6,786	6,785,522
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.99%, Maturing May 7, 2021		15,284	15,513,389
MA FinanceCo., LLC
Term Loan, 3.67%, Maturing November 20, 2021		40,759	40,963,086
Term Loan, Maturing April 18, 2024(4)		5,424	5,450,652
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		54,892	55,174,373
MH Sub I, LLC
Term Loan, 0.00%, Maturing July 8, 2021(2)		2,497	2,523,590
Term Loan, 4.75%, Maturing July 8, 2021		4,566	4,614,724
Term Loan, 4.75%, Maturing July 8, 2021		18,826	19,014,456
MTS Systems Corporation
Term Loan, 5.24%, Maturing July 5, 2023		995	1,008,035

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Renaissance Learning, Inc.
Term Loan, 4.90%, Maturing April 9, 2021	15,682	$15,790,210
Term Loan - Second Lien, 8.15%, Maturing April 11, 2022	4,550	4,548,103
Rocket Software, Inc.
Term Loan, 5.40%, Maturing October 14, 2023	11,318	11,442,624
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	43,744	41,091,663
SS&C Technologies, Inc.
Term Loan, 3.24%, Maturing July 8, 2022	1,788	1,802,848
Term Loan, 3.24%, Maturing July 8, 2022	21,534	21,709,190
SurveyMonkey, Inc.
Term Loan, 5.66%, Maturing April 13, 2024	18,437	18,528,815
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 19, 2024	8,225	7,765,774
Syncsort Incorporated
Term Loan, 6.40%, Maturing December 9, 2022	9,676	9,709,015
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	48,526	48,592,237
Veritas US, Inc.
Term Loan, 6.77%, Maturing January 27, 2023	18,689	18,620,985
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023	32,423	32,587,529
Wall Street Systems Delaware, Inc.
Term Loan, 4.54%, Maturing August 26, 2023	12,070	12,126,333
Western Digital Corporation
Term Loan, 2.99%, Maturing April 29, 2021	3,000	3,023,751
Term Loan, 3.74%, Maturing April 29, 2023	13,972	14,101,425
Zebra Technologies Corporation
Term Loan, 3.60%, Maturing October 27, 2021	20,751	20,977,910

		$847,167,395

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.24%, Maturing September 20, 2020	2,725	$2,758,090
Term Loan, 3.74%, Maturing March 20, 2022	61,556	62,556,469

		$65,314,559

Financial Intermediaries — 3.2%
AerCap Holdings N.V.
Term Loan, 3.40%, Maturing October 6, 2023	1,000	$1,010,417
Americold Realty Operating Partnership L.P.
Term Loan, 4.75%, Maturing December 1, 2022	6,385	6,464,833

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,579	$12,615,951
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	6,223,250
Citco Funding, LLC
Term Loan, 3.99%, Maturing March 31, 2022	34,061	34,284,612
Clipper Acquisitions Corp.
Term Loan, 3.31%, Maturing February 6, 2020	5,960	6,015,584
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	6,368	6,383,920
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	7,159	7,237,841
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 26, 2022	29,275	29,769,016
Geo Group, Inc. (The)
Term Loan, 3.20%, Maturing March 22, 2024	5,375	5,383,960
Guggenheim Partners, LLC
Term Loan, 3.74%, Maturing July 21, 2023	41,451	41,857,245
Harbourvest Partners, LLC
Term Loan, 3.66%, Maturing February 4, 2021	12,166	12,227,125
LPL Holdings, Inc.
Term Loan, 3.77%, Maturing March 10, 2024	15,050	15,144,062
MIP Delaware, LLC
Term Loan, 4.15%, Maturing March 9, 2020	3,107	3,120,837
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	25,696	26,113,052
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020	3,975	3,895,194
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	27,556	28,124,279
Sesac Holdco II, LLC
Term Loan, 4.26%, Maturing February 23, 2024	10,587	10,603,682
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	11,670	11,786,404
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	49,439	44,680,664

		$312,941,928

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products — 2.7%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023		18,761	$18,850,525
Blue Buffalo Company, Ltd.
Term Loan, 3.78%, Maturing August 8, 2019		5,338	5,397,603
Del Monte Foods, Inc.
Term Loan, 4.31%, Maturing February 18, 2021		26,799	22,578,159
Dole Food Company, Inc.
Term Loan, 4.09%, Maturing April 6, 2024		19,175	19,274,307
High Liner Foods Incorporated
Term Loan, 4.31%, Maturing April 24, 2021		11,665	11,693,793
HLF Financing S.a.r.l.
Term Loan, 6.49%, Maturing February 13, 2023		17,175	17,160,693
JBS USA, LLC
Term Loan, 3.48%, Maturing October 30, 2022		66,615	66,937,395
Keurig Green Mountain, Inc.
Term Loan, 2.50%, Maturing March 3, 2021		9,253	9,252,738
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	12,305	10,448,351
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	7,939	540,491
Nature’s Bounty Co. (The)
Term Loan, 4.65%, Maturing May 5, 2023		40,921	41,151,485
Term Loan, 5.25%, Maturing May 5, 2023	GBP	3,970	5,183,785
Nomad Foods Europe Midco Limited
Term Loan, Maturing April 18, 2024(4)	EUR	4,018	4,411,983
Term Loan, Maturing April 18, 2024(4)		6,650	6,684,633
Oak Tea, Inc.
Term Loan, 3.69%, Maturing July 2, 2022		16,568	16,678,063
Pinnacle Foods Finance, LLC
Term Loan, 2.98%, Maturing February 2, 2024		8,180	8,240,233

			$264,484,237

Food Service — 2.6%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.31%, Maturing February 16, 2024		89,990	$90,149,037
Centerplate, Inc.
Term Loan, 4.81%, Maturing November 26, 2019		9,504	9,504,478
Landry’s, Inc.
Term Loan, 3.73%, Maturing October 4, 2023		31,483	31,557,464
Manitowoc Foodservice, Inc.
Term Loan, 4.00%, Maturing March 3, 2023		9,216	9,328,091
NPC International, Inc.
Term Loan, Maturing March 17, 2024(4)		9,600	9,705,005

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Service (continued)
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019	5,728	$5,649,460
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.90%, Maturing May 14, 2020	3,970	3,999,264
TKC Holdings, Inc.
Term Loan, 4.75%, Maturing February 1, 2023	10,775	10,887,804
US Foods, Inc.
Term Loan, 3.74%, Maturing June 27, 2023	2,492	2,517,394
Weight Watchers International, Inc.
Term Loan, 4.34%, Maturing April 2, 2020	55,551	52,794,565
Yum! Brands, Inc.
Term Loan, 2.99%, Maturing June 16, 2023	20,350	20,485,673

		$246,578,235

Food / Drug Retailers — 1.5%
Albertsons, LLC
Term Loan, 3.99%, Maturing August 22, 2021	16,082	$16,154,820
Term Loan, 4.40%, Maturing December 22, 2022	8,697	8,743,638
Term Loan, 4.30%, Maturing June 22, 2023	51,543	51,829,395
General Nutrition Centers, Inc.
Term Loan, 3.50%, Maturing March 4, 2019	7,652	7,065,284
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	48,538	48,786,320
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	15,625	15,764,202

		$148,343,659

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023	10,174	$10,231,103

		$10,231,103

Health Care — 8.8%
Acadia Healthcare Company, Inc.
Term Loan, 3.98%, Maturing February 11, 2022	3,177	$3,196,730
ADMI Corp.
Term Loan, 4.87%, Maturing April 30, 2022	14,698	14,817,522
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	15,325	15,535,502
Alere, Inc.
Term Loan, 3.99%, Maturing June 18, 2020	1,565	1,564,640
Term Loan, 4.25%, Maturing June 18, 2022	34,466	34,584,097

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alliance Healthcare Services, Inc.
Term Loan, 4.35%, Maturing June 3, 2019	14,052	$14,060,435
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.65%, Maturing August 4, 2021	7,227	7,267,308
Auris Luxembourg III S.a.r.l.
Term Loan, 4.15%, Maturing January 17, 2022	2,992	3,019,506
BioClinica, Inc.
Term Loan, 5.37%, Maturing October 20, 2023	6,409	6,465,016
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	32,028	32,267,915
CHG Healthcare Services, Inc.
Term Loan, 4.92%, Maturing June 7, 2023	24,401	24,684,939
Community Health Systems, Inc.
Term Loan, 3.80%, Maturing December 31, 2019	17,011	16,966,685
Term Loan, 4.05%, Maturing January 27, 2021	23,280	23,158,819
Concentra, Inc.
Term Loan, 4.06%, Maturing June 1, 2022	6,125	6,167,435
Convatec, Inc.
Term Loan, 3.49%, Maturing October 31, 2023	5,775	5,861,625
CPI Holdco, LLC
Term Loan, 5.15%, Maturing March 21, 2024	7,350	7,405,125
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	25,379	24,834,295
Envision Healthcare Corporation
Term Loan, 4.15%, Maturing December 1, 2023	63,087	63,781,853
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.90%, Maturing October 28, 2023	19,104	19,228,176
Greatbatch Ltd.
Term Loan, 4.50%, Maturing October 27, 2022	15,468	15,579,964
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.20%, Maturing January 31, 2025	41,225	41,405,442
HCA, Inc.
Term Loan, 3.24%, Maturing February 15, 2024	1,500	1,516,071
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	16,801	16,860,243
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019	11,638	11,724,781
inVentiv Health, Inc.
Term Loan, 4.80%, Maturing November 9, 2023	37,866	38,141,449
Kindred Healthcare, Inc.
Term Loan, 4.69%, Maturing April 9, 2021	30,539	30,619,854
Kinetic Concepts, Inc.
Term Loan, 4.40%, Maturing February 2, 2024	27,850	27,934,135

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
KUEHG Corp.
Term Loan, 4.92%, Maturing August 13, 2022		20,907	$21,063,406
Medical Depot Holdings, Inc.
Term Loan, 6.65%, Maturing January 3, 2023		7,354	7,153,728
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019		8,524	8,353,845
MPH Acquisition Holdings, LLC
Term Loan, 4.90%, Maturing June 7, 2023		40,087	40,655,379
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing December 12, 2017		6,197	6,073,201
National Mentor Holdings, Inc.
Term Loan, 4.40%, Maturing January 31, 2021		5,389	5,414,504
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		1,913	1,913,647
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		3,313	1,794,449
Onex Carestream Finance L.P.
Term Loan, 5.15%, Maturing June 7, 2019		10,697	10,633,360
Opal Acquisition, Inc.
Term Loan, 5.15%, Maturing November 27, 2020		26,448	25,026,655
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		33,046	32,927,972
Patheon Holdings I B.V.
Term Loan, 4.41%, Maturing April 30, 2024		29,950	30,066,056
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023		10,948	10,971,516
Quintiles IMS Incorporated
Term Loan, 3.15%, Maturing March 7, 2024		26,759	27,038,040
RadNet, Inc.
Term Loan, 4.31%, Maturing June 30, 2023		14,308	14,433,321
Select Medical Corporation
Term Loan, 4.65%, Maturing March 6, 2024		17,525	17,718,353
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.15%, Maturing May 15, 2022		4,260	4,244,150
Team Health Holdings, Inc.
Term Loan, 3.75%, Maturing February 6, 2024		38,575	38,415,878
Tecomet, Inc.
Term Loan, 5.90%, Maturing December 5, 2021		24,213	24,280,941
Term Loan, Maturing April 13, 2024(4)		8,725	8,774,078
Vedici Groupe
Term Loan, Maturing October 31, 2022(4)	EUR	8,500	9,319,815

			$854,921,856

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Home Furnishings — 0.6%
Serta Simmons Bedding, LLC
Term Loan, 4.54%, Maturing November 8, 2023		52,843	$53,080,354

			$53,080,354

Industrial Equipment — 3.8%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		39,922	$39,323,602
Delachaux S.A.
Term Loan, 4.65%, Maturing October 28, 2021		8,151	8,130,391
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		15,417	15,619,041
EWT Holdings III Corp.
Term Loan, 4.90%, Maturing January 15, 2021		12,635	12,729,791
Term Loan, 5.65%, Maturing January 15, 2021		6,567	6,624,260
Filtration Group Corporation
Term Loan, 4.30%, Maturing November 21, 2020		14,513	14,648,719
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020		48,468	48,520,627
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,348	6,978,817
Gates Global, LLC
Term Loan, 3.50%, Maturing April 1, 2024	EUR	9,675	10,593,862
Term Loan, 4.41%, Maturing April 1, 2024		34,791	35,016,117
Harsco Corporation
Term Loan, 6.00%, Maturing November 2, 2023		6,085	6,217,854
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		24,340	24,516,328
Milacron, LLC
Term Loan, 3.99%, Maturing September 28, 2023		31,521	31,718,006
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		16,191	15,462,647
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022	EUR	15,300	16,865,931
Rexnord, LLC
Term Loan, 3.89%, Maturing August 21, 2023		42,230	42,452,453
Signode Industrial Group US, Inc.
Term Loan, 3.81%, Maturing May 1, 2021		7,987	8,066,437
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021		5,576	5,499,208
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		7,560	7,572,645
Terex Corporation
Term Loan, 3.54%, Maturing January 31, 2024		3,000	3,018,126

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Unifrax Corporation
Term Loan, 4.90%, Maturing April 4, 2024	6,075	$6,102,842

		$365,677,704

Insurance — 2.8%
Alliant Holdings I, Inc.
Term Loan, 4.42%, Maturing August 12, 2022	20,622	$20,747,244
AmWINS Group, Inc.
Term Loan, 3.75%, Maturing January 25, 2024	29,027	29,066,553
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022	23,834	24,044,060
Asurion, LLC
Term Loan, 4.24%, Maturing July 8, 2020	1,525	1,538,291
Term Loan, 4.25%, Maturing August 4, 2022	29,491	29,730,142
Term Loan, 4.75%, Maturing November 3, 2023	20,034	20,149,856
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	19,275	19,616,322
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019	15,967	14,409,919
Term Loan - Second Lien, 9.32%, Maturing June 10, 2020(3)	4,700	3,800,890
Hub International Limited
Term Loan, 4.03%, Maturing October 2, 2020	45,789	46,141,018
NFP Corp.
Term Loan, 4.65%, Maturing January 8, 2024	9,120	9,208,633
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	48,265	48,370,726

		$266,823,654

Leisure Goods / Activities / Movies — 3.1%
AMC Entertainment, Inc.
Term Loan, 3.74%, Maturing December 15, 2023	10,152	$10,236,628
Ancestry.com Operations, Inc.
Term Loan, 4.25%, Maturing October 19, 2023	33,784	34,153,277
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023	44,551	44,853,449
Bright Horizons Family Solutions, Inc.
Term Loan, 3.74%, Maturing November 7, 2023	10,598	10,699,451
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.15%, Maturing July 8, 2022	18,246	18,446,430
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.57%, Maturing February 1, 2024	7,500	7,518,750

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)— continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Emerald Expositions Holding, Inc.
Term Loan, 4.90%, Maturing June 17, 2020	20,236	$20,387,704
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	281	283,171
Term Loan, 5.82%, Maturing May 8, 2021	2,176	2,194,572
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing October 31, 2023	43,063	43,405,431
Match Group, Inc.
Term Loan, 4.28%, Maturing November 16, 2022	5,797	5,876,582
Nord Anglia Education Finance, LLC
Term Loan, 4.55%, Maturing March 31, 2021	19,680	19,729,309
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.15%, Maturing March 31, 2024	17,521	17,532,356
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	6,414	2,565,790
SRAM, LLC
Term Loan, 4.54%, Maturing March 15, 2024	28,146	28,287,076
Steinway Musical Instruments, Inc.
Term Loan, 4.92%, Maturing September 19, 2019	5,161	4,902,624
UFC Holdings, LLC
Term Loan, 4.25%, Maturing August 18, 2023	15,721	15,833,295
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	12,400	12,464,902

		$299,370,797

Lodging and Casinos — 2.9%
Amaya Holdings B.V.
Term Loan, 4.65%, Maturing August 1, 2021	44,995	$45,114,630
Term Loan - Second Lien, 8.15%, Maturing August 1, 2022	5,828	5,870,297
Boyd Gaming Corporation
Term Loan, 3.45%, Maturing September 15, 2023	11,247	11,314,091
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2018(7)	1,787	1,742,050
Term Loan, Maturing March 31, 2024(4)	5,975	5,942,633
CityCenter Holdings, LLC
Term Loan, 3.49%, Maturing April 18, 2024	22,100	22,160,775
Eldorado Resorts, LLC
Term Loan, 5.25%, Maturing March 13, 2024	13,575	13,591,969
ESH Hospitality, Inc.
Term Loan, 3.49%, Maturing August 30, 2023	28,212	28,375,949

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Four Seasons Hotels Limited
Term Loan, 4.15%, Maturing November 30, 2023		9,277	$9,396,021
Gateway Casinos & Entertainment Limited
Term Loan, 4.80%, Maturing February 22, 2023		4,150	4,210,955
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019		2,758	2,800,608
Term Loan, 4.50%, Maturing November 21, 2019		6,434	6,534,752
Hilton Worldwide Finance, LLC
Term Loan, 2.99%, Maturing October 25, 2023		55,132	55,648,811
La Quinta Intermediate Holdings, LLC
Term Loan, 3.91%, Maturing April 14, 2021		15,446	15,586,182
Las Vegas Sands, LLC
Term Loan, 2.99%, Maturing March 29, 2024		4,681	4,690,461
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.49%, Maturing April 25, 2023		29,477	29,605,944
Parkdean Resorts Holdco Limited
Term Loan, 4.50%, Maturing February 17, 2024	GBP	3,000	3,942,495
Playa Resorts Holding B.V.
Term Loan, Maturing August 9, 2019(4)		5,345	5,368,824
Term Loan, Maturing April 5, 2024(4)		11,550	11,596,928

			$283,494,375

Nonferrous Metals / Minerals — 0.9%
Dynacast International, LLC
Term Loan, 4.40%, Maturing January 28, 2022		15,027	$15,064,223
Fairmount Santrol, Inc.
Term Loan, 4.65%, Maturing September 5, 2019		38,409	37,832,894
Murray Energy Corporation
Term Loan, 8.40%, Maturing April 16, 2020		22,389	21,561,233
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)		188	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(7)		3,223	530,433
Oxbow Carbon, LLC
Term Loan, 6.25%, Maturing July 19, 2019		1,803	1,807,715
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		12,825	12,905,156
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)		2,295	881,022

			$90,582,676

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 3.2%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	62,316	$40,193,915
Bronco Midstream Funding, LLC
Term Loan, 5.06%, Maturing August 15, 2020	25,821	26,078,862
CITGO Holding, Inc.
Term Loan, 9.65%, Maturing May 12, 2018	10,575	10,720,294
CITGO Petroleum Corporation
Revolving Loan, 2.10%, Maturing July 23, 2019(2)	12,500	12,156,250
Term Loan, 4.65%, Maturing July 29, 2021	15,844	15,969,185
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	7,457	7,429,463
Energy Transfer Equity L.P.
Term Loan, 3.73%, Maturing February 2, 2024	3,550	3,560,142
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	18,035	17,651,642
Term Loan, 8.00%, Maturing August 31, 2020	7,471	7,339,982
Term Loan, 8.38%, Maturing September 30, 2020	9,874	8,984,998
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	13,852	11,012,725
Floatel International Ltd.
Term Loan, 6.15%, Maturing June 27, 2020	1,601	1,337,147
MEG Energy Corp.
Term Loan, 4.63%, Maturing December 31, 2023	52,690	52,833,823
Paragon Offshore Finance Company
Term Loan, 5.75%, Maturing July 18, 2021	23,179	9,112,303
Seadrill Partners Finco, LLC
Term Loan, 4.15%, Maturing February 21, 2021	30,946	20,888,521
Sheridan Investment Partners II L.P.
Term Loan, 4.56%, Maturing December 16, 2020	952	789,202
Term Loan, 4.56%, Maturing December 16, 2020	2,553	2,116,134
Term Loan, 4.56%, Maturing December 16, 2020	18,356	15,212,255
Sheridan Production Partners I, LLC
Term Loan, 4.60%, Maturing October 1, 2019	1,802	1,560,375
Term Loan, 4.60%, Maturing October 1, 2019	2,950	2,554,618
Term Loan, 4.60%, Maturing October 1, 2019	22,266	19,278,938
Southcross Energy Partners L.P.
Term Loan, 5.40%, Maturing August 4, 2021	7,801	6,918,142
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	1,197	1,077,240

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Ultra Resources, Inc.
Term Loan, 4.00%, Maturing March 23, 2024	13,200	$13,096,882

		$307,873,038

Publishing — 1.4%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	205	$105,914
Ascend Learning, LLC
Term Loan, 5.52%, Maturing July 31, 2019	23,636	23,787,494
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	54,711	48,578,970
Harland Clarke Holdings Corp.
Term Loan, 7.15%, Maturing December 31, 2021	5,303	5,346,883
Term Loan, 6.65%, Maturing February 9, 2022	7,135	7,159,359
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	9,750	9,896,250
Merrill Communications, LLC
Term Loan, 6.42%, Maturing June 1, 2022	7,633	7,652,361
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	11,330	11,452,394
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.61%, Maturing August 14, 2020	10,306	10,340,055
Tweddle Group, Inc.
Term Loan, 7.17%, Maturing October 24, 2022	8,665	8,730,302

		$133,049,982

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 5.65%, Maturing July 31, 2020	8,648	$8,216,016
AP NMT Acquisition B.V.
Term Loan, 6.90%, Maturing August 13, 2021	6,654	5,918,235
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	11,583	11,710,445
Term Loan, Maturing March 2, 2024(4)	5,200	5,242,250
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	69,871	54,827,139
Entercom Radio, LLC
Term Loan, 4.55%, Maturing November 1, 2023	17,769	17,901,911
Entravision Communications Corporation
Term Loan, 3.65%, Maturing May 31, 2020	14,529	14,592,937

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Gray Television, Inc.
Term Loan, 3.48%, Maturing February 7, 2024	3,865	$3,904,932
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	7,036	7,070,873
iHeartCommunications, Inc.
Term Loan, 7.74%, Maturing January 30, 2019	33,740	28,974,028
Term Loan, 8.49%, Maturing July 30, 2019	5,384	4,623,333
Mission Broadcasting, Inc.
Term Loan, 3.99%, Maturing January 17, 2024	2,936	2,959,250
Nexstar Broadcasting, Inc.
Term Loan, 3.99%, Maturing January 17, 2024	30,282	30,523,647
Raycom TV Broadcasting, LLC
Term Loan, 3.99%, Maturing August 4, 2021	5,514	5,506,826
Sinclair Television Group, Inc.
Term Loan, 3.25%, Maturing January 3, 2024	14,439	14,491,399
Univision Communications, Inc.
Term Loan, 3.75%, Maturing March 15, 2024	68,525	68,130,057

		$284,593,278

Retailers (Except Food and Drug) — 3.3%
Bass Pro Group, LLC
Term Loan, 5.90%, Maturing June 9, 2018	4,275	$4,317,750
Term Loan, 6.15%, Maturing December 16, 2023	12,700	12,394,413
BJ’s Wholesale Club, Inc.
Term Loan, 4.75%, Maturing February 3, 2024	10,050	10,018,594
CDW, LLC
Term Loan, 3.15%, Maturing August 17, 2023	21,252	21,415,970
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	274	275,176
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	24,059	20,530,092
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	24,299	22,264,188
Harbor Freight Tools USA, Inc.
Term Loan, 4.24%, Maturing August 19, 2023	22,267	22,260,473
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	26,583	17,744,407
Men’s Wearhouse, Inc. (The)
Term Loan, 4.53%, Maturing June 18, 2021	9,025	8,686,391
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023	29,152	29,157,606
Neiman Marcus Group Ltd., LLC
Term Loan, 4.25%, Maturing October 25, 2020	23,745	19,005,029

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Party City Holdings, Inc.
Term Loan, 4.17%, Maturing August 19, 2022	24,602	$24,608,160
PetSmart, Inc.
Term Loan, 4.02%, Maturing March 11, 2022	48,054	44,360,158
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	10,121	9,956,377
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	9,603	9,291,326
Rent-A-Center, Inc.
Term Loan, 3.99%, Maturing March 19, 2021	1,667	1,640,570
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	31,974	30,774,953
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	10,350	10,427,625
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	2,729	2,679,437

		$321,808,695

Steel — 0.6%
Atkore International, Inc.
Term Loan, 4.15%, Maturing December 22, 2023	4,015	$4,050,903
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	15,065	15,176,306
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	12,184	12,093,095
Zekelman Industries, Inc.
Term Loan, 4.91%, Maturing June 14, 2021	30,582	30,983,620

		$62,303,924

Surface Transport — 0.5%
Avis Budget Car Rental, LLC
Term Loan, 3.15%, Maturing March 15, 2022	5,803	$5,818,216
Hertz Corporation (The)
Term Loan, 3.74%, Maturing June 30, 2023	10,669	10,695,216
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022	1,407	1,409,307
Term Loan, 4.00%, Maturing July 31, 2022	4,626	4,634,309
PODS, LLC
Term Loan, 4.25%, Maturing February 2, 2022	3,641	3,668,559
Stena International S.a.r.l.
Term Loan, 4.15%, Maturing March 3, 2021	25,837	23,931,529

		$50,157,136

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Technology — 0.4%
Seattle Spinco, Inc.
Term Loan, Maturing April 30, 2024(4)		36,626	$36,809,598

			$36,809,598

Telecommunications — 3.9%
Colorado Buyer, Inc.
Term Loan, Maturing March 28, 2024(4)		9,025	$9,101,667
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		4,005	4,038,917
Term Loan, Maturing October 5, 2023(4)		10,675	10,756,397
eircom Finco S.a.r.l.
Term Loan, 3.25%, Maturing March 14, 2024	EUR	20,950	22,861,244
Global Eagle Entertainment, Inc.
Term Loan, 7.32%, Maturing January 6, 2023		12,275	11,385,063
Hargray Communications Group, Inc.
Term Loan, Maturing March 22, 2024(4)		1,500	1,509,687
Intelsat Jackson Holdings S.A.
Term Loan, 3.89%, Maturing June 30, 2019		66,259	65,582,233
IPC Corp.
Term Loan, 5.67%, Maturing August 6, 2021		21,928	20,694,078
Level 3 Financing, Inc.
Term Loan, 3.24%, Maturing February 22, 2024		31,025	31,164,613
LSF9 Atlantis Holdings, LLC
Term Loan, Maturing April 21, 2023(4)		11,175	11,175,000
Onvoy, LLC
Term Loan, 5.65%, Maturing February 10, 2024		13,025	13,052,131
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021		12,115	12,186,465
Term Loan, 3.25%, Maturing June 10, 2022		21,380	21,463,663
Sprint Communications, Inc.
Term Loan, 3.50%, Maturing February 2, 2024		51,950	52,052,809
Syniverse Holdings, Inc.
Term Loan, 4.15%, Maturing April 23, 2019		30,871	28,420,349
Term Loan, 4.17%, Maturing April 23, 2019		9,827	9,046,824
Telesat Canada
Term Loan, 4.15%, Maturing November 17, 2023		49,656	50,132,280

			$374,623,420

Utilities — 2.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.24%, Maturing May 3, 2020		4,170	$4,185,144
Term Loan, 3.49%, Maturing January 31, 2022		10	9,663

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Calpine Corporation
Term Loan, 2.75%, Maturing November 30, 2017		7,655	$7,664,114
Term Loan, 2.75%, Maturing December 26, 2019		4,900	4,911,814
Term Loan, 3.90%, Maturing January 15, 2024		47,984	48,209,383
Dayton Power & Light Company (The)
Term Loan, 4.25%, Maturing August 24, 2022		5,536	5,590,335
Dynegy, Inc.
Term Loan, 4.25%, Maturing February 7, 2024		5,000	5,004,705
Granite Acquisition, Inc.
Term Loan, 5.15%, Maturing December 19, 2021		1,707	1,724,320
Term Loan, 5.15%, Maturing December 19, 2021		37,920	38,307,348
Helix Gen Funding, LLC
Term Loan, Maturing February 23, 2024(4)		10,450	10,583,237
Invenergy Thermal Operating I, LLC
Term Loan, 6.65%, Maturing October 19, 2022		2,241	2,174,004
Lightstone Generation, LLC
Term Loan, 5.50%, Maturing January 30, 2024		2,161	2,175,918
Term Loan, 5.50%, Maturing January 30, 2024		35,026	35,270,269
Lonestar Generation, LLC
Term Loan, 5.30%, Maturing February 22, 2021		18,158	16,160,395
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		3,586	2,967,518
Talen Energy Supply, LLC
Term Loan, 5.00%, Maturing April 15, 2024		8,100	8,059,500
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2023		18,932	19,073,634

			$212,071,301

Total Senior Floating-Rate Loans (identified cost $8,913,656,057)			$8,779,877,374

Corporate Bonds & Notes — 3.9%

Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
Federal-Mogul Holdings, LLC
4.545%, 4/15/24(8)(9)	EUR	6,000	$6,527,302

			$6,527,302

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,698,750
PQ Corp.
6.75%, 11/15/22(8)		4,000	4,349,960

			$20,048,710

Containers and Glass Products — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		44,500	$45,890,625
4.658%, 7/15/21(8)(9)		9,925	10,173,125

			$56,063,750

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)		11,092	$11,383,165
7.00%, 3/15/24(8)		14,419	14,743,427

			$26,126,592

Electronics / Electrical — 0.1%
Western Digital Corp.
7.375%, 4/1/23(8)		13,000	$14,267,500

			$14,267,500

Entertainment — 0.1%
Vue International Bidco PLC
4.918%, 7/15/20(8)(9)	EUR	8,625	$9,457,641

			$9,457,641

Equipment Leasing — 0.0%(5)
International Lease Finance Corp.
7.125%, 9/1/18(8)		2,325	$2,482,735

			$2,482,735

Food Products — 0.2%
Iceland Bondco PLC
4.586%, 7/15/20(8)(9)	GBP	8,425	$10,966,723
6.25%, 7/15/21(8)	GBP	7,000	9,434,626

			$20,401,349

Security		Principal Amount* (000’s omitted)	Value

Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	$7,462,500
6.25%, 3/31/23		16,650	17,003,812
HCA, Inc.
4.75%, 5/1/23		9,766	10,278,715
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		13,800	14,750,475
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,187,500
4.375%, 10/1/21		9,700	9,736,375

			$72,419,377

Insurance — 0.0%(5)
Galaxy Bidco, Ltd.
5.358%, 11/15/19(8)(9)	GBP	2,500	$3,254,188

			$3,254,188

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,518,125

			$8,518,125

Lodging and Casinos — 0.6%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(7)		24,836	$30,423,674
9.00%, 2/15/20(7)		6,073	7,447,587
9.00%, 2/15/20(7)		14,729	18,061,152

			$55,932,413

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		7,000	$7,315,000

			$7,315,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		11,500	$11,758,750

			$11,758,750

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$7,453,778
Univision Communications, Inc.
6.75%, 9/15/22(8)		8,140	8,557,175

			$16,010,953

Retailers (Except Food and Drug) — 0.1%
B&M European Value Retail S.A.
4.125%, 2/1/22(8)	GBP	750	$1,016,644
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		12,550	10,463,563

			$11,480,207

Telecommunications — 0.1%
Wind Acquisition Finance S.A.
4.922%, 4/30/19(8)(9)	EUR	5,005	$5,536,407
6.50%, 4/30/20(8)		7,375	7,640,500

			$13,176,907

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(8)		3,000	$3,146,250
5.875%, 1/15/24(8)		5,000	5,275,000
5.25%, 6/1/26(8)		10,925	11,047,906

			$19,469,156

Total Corporate Bonds & Notes (identified cost $367,908,837)			$374,710,655

Asset-Backed Securities — 0.5%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO XIV
Series 2013-14A, Class D, 4.658%, 4/15/25(8)(9)		$4,000	$3,998,852
Series 2013-14A, Class E, 5.558%, 4/15/25(8)(9)		3,500	3,368,876
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.058%, 10/17/24(8)(9)		3,000	2,983,131
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.408%, 7/17/25(8)(9)		3,330	3,175,991

Security	Principal Amount (000’s omitted)	Value
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.656%, 4/20/25(8)(9)	$5,600	$5,608,299
Series 2013-IA, Class E, 5.556%, 4/20/25(8)(9)	3,525	3,399,753
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.258%, 7/15/26(8)(9)	3,500	3,469,291
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class C, 4.558%, 7/15/25(8)(9)	3,000	2,998,680
Series 2013-3A, Class D, 5.758%, 7/15/25(8)(9)	2,400	2,375,854
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B2L, 4.939%, 8/15/25(8)(9)	925	866,665
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 8.156%, 10/20/27(8)(9)	3,000	3,033,212
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.658%, 7/20/26(8)(9)	3,250	3,251,504
Series 2014-12A, Class E, 6.258%, 7/20/26(8)(9)	3,250	3,198,058
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 4/25/29(8)(10)	1,500	1,479,402
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.552%, 11/20/27(8)(9)	900	918,543
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.656%, 4/20/25(8)(9)	6,950	6,936,343
Wind River CLO, Ltd.
Series 2014-2A, Class E, 6.408%, 7/15/26(8)(9)	800	780,410

Total Asset-Backed Securities (identified cost $50,200,315)		$51,842,864

Common Stocks — 0.9%

Security	Shares	Value

Aerospace and Defense — 0.4%
IAP Global Services, LLC(3)(11)(12)(13)	2,577	$41,117,679

		$41,117,679

Automotive — 0.0%(5)
Dayco Products, LLC(3)(11)(13)	88,506	$2,787,939

		$2,787,939

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Business Equipment and Services — 0.1%
Education Management Corp.(3)(11)(13)	65,471,595	$0
RCS Capital Corp.(3)(11)(13)	421,149	5,790,799

		$5,790,799

Electronics / Electrical — 0.1%
Answers Corp.(11)(13)	906,100	$12,458,875

		$12,458,875

Health Care — 0.0%(5)
New Millennium Holdco, Inc.(11)(13)	421,318	$600,378

		$600,378

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(11)(13)	2,830	$0

		$0

Oil and Gas — 0.1%
Samson Resources II, LLC, Class A(11)(13)	435,055	$7,178,407
Southcross Holdings Group, LLC(3)(11)(13)	1,281	0
Southcross Holdings L.P., Class A(11)(13)	1,281	688,538

		$7,866,945

Publishing — 0.2%
ION Media Networks, Inc.(3)(13)	28,605	$12,836,494
MediaNews Group, Inc.(3)(11)(13)	162,730	5,822,477
Nelson Education, Ltd.(3)(11)(13)	32,751	0

		$18,658,971

Total Common Stocks (identified cost $33,826,862)		$89,281,586

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(11)(13)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

Short-Term Investments — 7.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(14)	705,318,868	$705,530,463

Total Short-Term Investments (identified cost $705,482,446)		$705,530,463

Total Investments — 103.4% (identified cost $10,076,216,097)		$10,001,242,942

Less Unfunded Loan Commitments — (0.3)%		$(28,461,440)

Net Investments — 103.1% (identified cost $10,047,754,657)		$9,972,781,502

Other Assets, Less Liabilities — (3.1)%		$(297,617,190)

Net Assets — 100.0%		$9,675,164,312

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	This Senior Loan will settle after April 30, 2017, at which time the interest rate will be determined.

(5)	Amount is less than 0.05%.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $235,390,926 or 2.4% of the Portfolio’s net assets.

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(10)	When-issued, variable rate security whose rate will be determined after April 30, 2017.

(11)	Non-income producing security.

(12)	Affiliated company (see Note 9).
(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	427,289	CAD	569,000	Goldman Sachs International	5/31/17	$10,283	$—
USD	8,940,567	CAD	11,702,880	HSBC Bank USA, N.A.	5/31/17	363,813	—
USD	6,503,016	EUR	6,000,000	HSBC Bank USA, N.A.	5/31/17	—	(41,541)
USD	4,364,412	EUR	4,018,148	State Street Bank and Trust Company	5/31/17	—	(18,423)
USD	11,719,400	EUR	10,950,000	State Street Bank and Trust Company	5/31/17	—	(224,421)
USD	86,638,239	EUR	81,501,601	State Street Bank and Trust Company	5/31/17	—	(2,260,433)
USD	32,120,073	EUR	30,000,000	Goldman Sachs International	6/30/17	—	(655,778)
USD	78,674,922	EUR	72,754,388	HSBC Bank USA, N.A.	6/30/17	—	(811,312)
USD	24,762,984	GBP	19,862,825	Goldman Sachs International	6/30/17	—	(1,006,567)
USD	108,929,020	EUR	99,542,191	Goldman Sachs International	7/31/17	2,784	—
USD	21,942,370	GBP	17,034,679	State Street Bank and Trust Company	7/31/17	—	(177,498)

						$376,880	$(5,195,973)

Abbreviations:

PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $9,342,272,211)	$9,267,251,039
Affiliated investment, at value (identified cost, $705,482,446)	705,530,463
Cash	26,760,807
Restricted cash*	7,290,000
Foreign currency, at value (identified cost, $49,969,740)	49,984,578
Interest receivable	28,902,733
Dividends receivable from affiliated investment	598,792
Receivable for investments sold	7,468,754
Receivable for open forward foreign currency exchange contracts	376,880
Prepaid expenses	1,314,746
Total assets	$10,095,478,792

Liabilities
Payable for investments purchased	$408,731,174
Payable for when-issued securities	1,479,402
Payable for open forward foreign currency exchange contracts	5,195,973
Payable to affiliates:
Investment adviser fee	3,949,478
Trustees’ fees	8,457
Accrued expenses	949,996
Total liabilities	$420,314,480
Net Assets applicable to investors’ interest in Portfolio	$9,675,164,312

Sources of Net Assets
Investors’ capital	$9,756,046,527
Net unrealized depreciation	(80,882,215)
Total	$9,675,164,312

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income	$198,685,780
Dividends	3,901,562
Dividends from affiliated investment	3,728,933
Total investment income	$206,316,275

Expenses
Investment adviser fee	$22,383,949
Trustees’ fees and expenses	53,540
Custodian fee	831,525
Legal and accounting services	668,833
Interest expense and fees	1,276,392
Miscellaneous	180,318
Total expenses	$25,394,557

Net investment income	$180,921,718

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(30,296,989)
Investment transactions — affiliated investment	158,933
Foreign currency and forward foreign currency exchange contract transactions	8,079,083
Net realized loss	$(22,058,973)
Change in unrealized appreciation (depreciation) —
Investments	$170,132,549
Investments — affiliated investment	(73,354)
Foreign currency and forward foreign currency exchange contracts	(11,221,145)
Net change in unrealized appreciation (depreciation)	$158,838,050

Net realized and unrealized gain	$136,779,077

Net increase in net assets from operations	$317,700,795

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$180,921,718	$388,831,412
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(22,058,973)	(218,910,638)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	158,838,050	358,119,278
Net increase in net assets from operations	$317,700,795	$528,040,052
Capital transactions —
Contributions	$1,609,471,219	$709,970,505
Withdrawals	(457,745,519)	(2,968,286,384)
Net increase (decrease) in net assets from capital transactions	$1,151,725,700	$(2,258,315,879)

Net increase (decrease) in net assets	$1,469,426,495	$(1,730,275,827)

Net Assets
At beginning of period	$8,205,737,817	$9,936,013,644
At end of period	$9,675,164,312	$8,205,737,817

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.57	%(2)	0.58%	0.55%	0.52%	0.52%	0.54%
Net investment income	4.05	%(2)	4.58%	4.27%	3.89%	4.14%	4.72%
Portfolio Turnover	26	%(3)	27%	19%	34%	32%	42%

Total Return	3.53	%(3)	7.10%	0.56%	2.23%	5.08%	7.67%

Net assets, end of six months (000’s omitted)	$9,675,164		$8,205,738	$9,936,014	$13,901,215	$16,648,042	$9,432,841

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 85.0%, 14.7%, 0.2% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

40

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

41

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.450% from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more, and is payable monthly. Effective May 1, 2017, pursuant to an additional fee reduction agreement between the Portfolio and BMR, the investment adviser fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.490% from $2 billion up to $5 billion, 0.460% from $5 billion up to $10 billion, 0.435% from $10 billion up to $15 billion, 0.415% from $15 billion up to $20 billion, 0.400% from $20 billion up to $25 billion and 0.390% of average daily net assets of $25 billion or more. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $22,383,949 or 0.50% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $3,581,409,897 and $2,216,183,352, respectively, for the six months ended April 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,048,936,385

Gross unrealized appreciation	$142,341,041
Gross unrealized depreciation	(218,495,924)

Net unrealized depreciation	$(76,154,883)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $5,195,973. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,290,000 at April 30, 2017.

42

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$376,880	(1)	$(5,195,973	)(2)

Total Derivatives subject to master netting or similar agreements	$376,880		$(5,195,973)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$13,067	$(13,067)	$—	$—	$—
HSBC Bank USA, N.A.	363,813	(363,813)	—	—	—

	$376,880	$(376,880)	$—	$—	$—

43

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(1,662,345)	$13,067	$—	$1,649,278	$—
HSBC Bank USA, N.A.	(852,853)	363,813	—	440,000	(49,040)
State Street Bank and Trust Company	(2,680,775)	—	—	2,680,775	—

	$(5,195,973)	$376,880	$—	$4,770,053	$(49,040)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$6,199,216	$(10,229,781)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding (based on the absolute value of notional amounts of currency purchased and currency sold) during the six months ended April 30, 2017, which is indicative of the volume of this derivative type, was approximately $317,971,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $900 million unsecured line of credit agreement with a group of banks, which is in effect through March 12, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense is approximately $606,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2017 is $1,087,157 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest

44

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the six months ended April 30, 2017 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)

IAP Global Services, LLC	2,577	—	—	2,577	$41,117,679	$—	$—

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,725,195,687	$26,220,247	$8,751,415,934
Corporate Bonds & Notes	—	374,710,655	—	374,710,655
Asset-Backed Securities	—	51,842,864	—	51,842,864
Common Stocks	—	20,926,198	68,355,388	89,281,586
Convertible Preferred Stocks	—	—	0	0
Short-Term Investments	—	705,530,463	—	705,530,463

Total Investments	$—	$9,878,205,867	$94,575,635	$9,972,781,502
Forward Foreign Currency Exchange Contracts	$—	$376,880	$—	$376,880

Total	$—	$9,878,582,747	$94,575,635	$9,973,158,382

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(5,195,973)	$—	$(5,195,973)

Total	$—	$(5,195,973)	$—	$(5,195,973)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

45

Eaton Vance

Floating Rate Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,668,000 (equal to 0.11% of net assets at April 30, 2017). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

46

Eaton Vance

Floating-Rate Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

47

Eaton Vance

Floating-Rate Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

48

Eaton Vance

Floating-Rate Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered the fact that, at the request of the Contract Review Committee, the Adviser had undertaken to permanently reduce fees of the Fund in an agreed upon amount, such reduction to be effective May 1, 2017. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

49

Eaton Vance

Floating-Rate Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

50

Eaton Vance

Floating-Rate Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date: June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner Treasurer

Date: June 26, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date: June 26, 2017